ADDITIONAL INFORMATION ON CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	R$ 11,390,728
Cash flows from financing activities, Additions	3,055,876
Cash flows from financing activities, Write-offs (payments)	(8,313,454)
Cash flows from operating activities, Write-offs (payments)	(857,500)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	984,400
Financing activities not involving cash and cash equivalents, Additions of financial lease and supplier financing	584,906
Financing activities not involving cash and cash equivalents, Business combinations	(389)
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	3,869,636
Balance at end of the year	10,714,203	R$ 11,390,728
Acquisition of assets through financial leases	13,462	61,866
Interim dividends and interest on equity
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	2,195,031
Cash flows from financing activities, Write-offs (payments)	(3,668,551)
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	3,869,636
Balance at end of the year	2,396,116	2,195,031
Loans and financing
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	4,880,606
Cash flows from financing activities, Additions	55,876
Cash flows from financing activities, Write-offs (payments)	(2,449,773)
Cash flows from operating activities, Write-offs (payments)	(333,676)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	385,021
Financing activities not involving cash and cash equivalents, Additions of financial lease and supplier financing	571,444
Balance at end of the year	3,109,498	4,880,606
Finance lease
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	374,428
Cash flows from financing activities, Write-offs (payments)	(35,722)
Cash flows from operating activities, Write-offs (payments)	(11,973)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	45,265
Financing activities not involving cash and cash equivalents, Additions of financial lease and supplier financing	13,462
Balance at end of the year	385,460	374,428
Debentures
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,554,307
Cash flows from financing activities, Additions	3,000,000
Cash flows from financing activities, Write-offs (payments)	(2,000,000)
Cash flows from operating activities, Write-offs (payments)	(513,937)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	480,369
Balance at end of the year	4,520,739	3,554,307
Derivative financial instruments
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	(28,377)
Cash flows from financing activities, Write-offs (payments)	(159,408)
Cash flows from operating activities, Write-offs (payments)	2,086
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	42,334
Financing activities not involving cash and cash equivalents, Business combinations	(389)
Balance at end of the year	(143,754)	(28,377)
Contingent consideration
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	414,733
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	31,411
Balance at end of the year	R$ 446,144	R$ 414,733